UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor Growth Equity Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.72%
Accommodation - 0.11%
Wyndham Worldwide Corp.	2,287	119,244

Administrative and Support Services - 0.23%
AECOM Technology Corp. (a)	5,387	104,454
Expedia, Inc.	1,808	92,859
Liquidity Services, Inc. (a)	1,102	57,734
		255,047
Air Transportation - 0.42%
Alaska Air Group, Inc. (a)	7,454	250,081
SkyWest, Inc.	5,255	46,086
Spirit Airlines, Inc. (a)	2,001	39,120
United Continental Holdings, Inc. (a)	7,153	131,973
		467,260
Ambulatory Health Care Services - 0.22%
Air Methods Corp. (a)	2,127	247,881

Amusement, Gambling, and Recreation Industries - 0.42%
Six Flags Entertainment Corp.	3,181	175,687
Walt Disney Co.	5,988	296,226
		471,913
Animal Production and Aquaculture - 0.32%
Cal-Maine Foods, Inc.	8,879	356,758

Apparel Manufacturing - 0.83%
Carter's, Inc. (a)	1,829	101,894
PVH Corp.	2,866	269,117
Under Armour, Inc. (a)	564	32,830
VF Corp.	3,415	521,402
		925,243
Beverage and Tobacco Product Manufacturing - 5.68%
Altria Group, Inc.	7,548	256,330
Boston Beer Co., Inc. (a)	897	92,418
Brown-Forman Corp.	660	42,306
Coca-Cola Co.	30,562	1,143,019
Coca-Cola Enterprises, Inc.	8,406	248,229
Lorillard, Inc.	305	38,281
Monster Beverage Corp. (a)	9,854	580,696
PepsiCo, Inc.	12,202	883,791
Philip Morris International, Inc.	28,962	2,586,306
Reynolds American, Inc.	10,241	472,110
		6,343,486
Broadcasting (except Internet) - 1.97%
Comcast Corp.	18,214	610,715
DIRECTV (a)	987	51,413
Discovery Communications, Inc. (a)	8,562	469,540
Liberty Media Corporation - Liberty Capital (a)	10,283	1,072,312
		2,203,980
Building Material and Garden Equipment and Supplies Dealers - 1.73%
Home Depot, Inc.	16,318	926,046
Lumber Liquidators Holdings, Inc. (a)	9,997	466,460
Sherwin-Williams Co.	3,733	534,118
		1,926,624
Chemical Manufacturing - 12.16%
Abbott Laboratories	22,526	1,476,354
Alexion Pharmaceuticals, Inc. (a)	15,675	1,680,517
CF Industries Holdings, Inc.	8,184	1,694,169
Church & Dwight Co., Inc.	734	40,179
Colgate-Palmolive Co.	5,036	535,377
E.I. du Pont de Nemours & Co.	579	28,805
Eastman Chemical Co.	4,158	229,771
Endo Health Solutions, Inc. (a)	906	28,829
Gilead Sciences, Inc. (a)	4,464	257,528
Hi-Tech Pharmacal Co., Inc. (a)	3,987	142,296
Innophos Holdings, Inc.	6,209	293,624
Johnson & Johnson	7,124	480,371
LyondellBasell Industries NV (b)	19,919	972,844
Medivation, Inc. (a)	18,332	1,922,294
Olin Corp.	9,574	205,171
PDL BioPharma, Inc.	29,730	218,813
Perrigo Co.	4,284	471,111
Questcor Pharmaceuticals, Inc. (a)	19,707	856,072
Regeneron Pharmaceuticals, Inc. (a)	5,394	798,582
Rockwood Holdings, Inc.	879	41,612
Salix Pharmaceuticals Ltd. (a)	773	33,981
Stepan Co.	8,589	820,422
The Mosaic Co.	494	28,608
Watson Pharmaceuticals, Inc. (a)	876	71,263
Westlake Chemical Corp.	3,544	243,756
		13,572,349
Clothing and Clothing Accessories Stores - 1.97%
Buckle, Inc.	704	32,060
DSW, Inc.	505	32,583
Genesco, Inc. (a)	1,911	135,012
Limited Brands, Inc.	4,088	198,677
Ross Stores, Inc.	15,222	1,053,210
TJX Companies, Inc.	16,468	754,070
		2,205,612
Computer and Electronic Product Manufacturing - 15.00%
Apple, Inc.	8,341	5,548,768
Atmel Corp. (a)	7,982	47,333
Atrion Corp.	149	32,357
Cirrus Logic, Inc. (a)	18,618	775,812
Dell, Inc. (a)	13,115	138,888
EMC Corp. (a)	28,987	762,068
FEI Co.	6,278	337,191
First Solar, Inc. (a)	2,741	54,793
Fossil, Inc. (a)	395	33,555
Harris Corp.	9,836	462,587
Intel Corp.	24,881	617,795
International Business Machines Corp.	23,113	4,503,568
Loral Space & Communications, Inc.	2,870	210,715
Mettler-Toledo International, Inc. (a)	196	32,362
OSI Systems, Inc. (a)	3,548	262,907
QUALCOMM, Inc.	17,572	1,079,976
Skyworks Solutions, Inc. (a)	1,446	44,045
St. Jude Medical, Inc.	742	28,018
Stratasys, Inc. (a)	3,287	212,537
Teradata Corp. (a)	1,742	133,054
TTM Technologies, Inc. (a)	11,530	122,218
Viacom, Inc.	12,856	642,929
Western Digital Corp. (a)	15,807	661,049
		16,744,525
Couriers and Messengers - 0.02%
United Parcel Service, Inc.	356	26,276

Credit Intermediation and Related Activities - 2.76%
American Express Co.	5,699	332,252
Bank of the Ozarks, Inc.	8,300	266,430
Cash America International, Inc.	625	24,263
Discover Financial Services	11,203	433,891
Visa, Inc.	9,636	1,235,817
Wells Fargo & Co.	14,808	503,916
World Acceptance Corp. (a)	3,951	288,423
		3,084,992
Data Processing, Hosting and Related Services - 0.29%
AOL, Inc. (a)	5,793	195,050
Automatic Data Processing, Inc.	1,746	101,408
DST Systems, Inc.	521	26,508
		322,966
Electrical Equipment, Appliance, and Component Manufacturing - 0.57%
Cooper Industries PLC (b)	615	44,987
Emerson Electric Co.	606	30,736
Generac Holdings, Inc.	24,225	522,049
Hubbell, Inc.	516	41,703
		639,475
Electronics and Appliance Stores - 0.10%
Conn's, Inc. (a)	4,715	109,199

Fabricated Metal Product Manufacturing - 0.97%
Chart Industries, Inc. (a)	5,825	406,585
Sturm Ruger & Co, Inc.	9,130	395,329
Timken Co.	6,868	275,819
		1,077,733
Food and Beverage Stores - 0.59%
Casey's General Stores, Inc.	7,151	404,388
Harris Teeter Supermarkets, Inc.	697	27,232
Whole Foods Market, Inc.	2,334	225,815
		657,435
Food Manufacturing - 1.68%
B & G Foods, Inc.	10,163	297,471
Bunge Ltd. (b)	12,122	771,566
Darling International, Inc. (a)	8,629	143,414
Hain Celestial Group, Inc. (a)	744	51,328
Ingredion, Inc.	8,975	483,124
Mondelez International, Inc.	1,050	43,607
Omega Protein Corp. (a)	12,223	88,250
		1,878,760
Food Services and Drinking Places - 1.99%
Chipotle Mexican Grill, Inc. (a)	71	20,493
Hyatt Hotels Corp. (a)	17,496	663,624
McDonald's Corp.	11,920	1,066,721
Starbucks Corp.	1,180	58,540
Yum! Brands, Inc.	6,535	416,410
		2,225,788
Funds, Trusts, and Other Financial Vehicles - 0.20%
AMERIGROUP Corp. (a)	316	28,731
WellCare Health Plans, Inc. (a)	3,444	195,240
		223,971
Furniture and Related Product Manufacturing - 0.46%
Patrick Industries, Inc. (a)	3,315	43,095
Select Comfort Corp. (a)	14,992	428,322
Tempur-Pedic International, Inc. (a)	1,405	43,892
		515,309
Gasoline Stations - 0.74%
Susser Holdings Corp. (a)	24,178	822,536

General Merchandise Stores - 4.87%
Dollar General Corp. (a)	24,970	1,275,218
Dollar Tree, Inc. (a)	12,906	621,682
Macy's, Inc.	6,271	252,784
O'Reilly Automotive, Inc. (a)	3,794	322,300
Pricesmart, Inc.	397	29,037
Target Corp.	3,762	241,107
Tractor Supply Co.	1,899	181,317
Wal-Mart Stores, Inc.	34,661	2,516,388
		5,439,833
Health and Personal Care Stores - 1.33%
CVS Caremark Corporation	10,581	481,965
Express Scripts Holding Co. (a)	3,839	240,398
McKesson Corp.	2,877	250,615
Owens & Minor, Inc.	7,291	204,075
Ulta Salon Cosmetics & Fragrance, Inc.	3,225	303,150
		1,480,203
Heavy and Civil Engineering Construction - 0.27%
KBR, Inc.	2,855	77,342
MasTec, Inc. (a)	6,928	126,367
Primoris Services Corp.	8,294	102,016
		305,725
Insurance Carriers and Related Activities - 4.91%
Allied World Assurance Co. Holdings AG (b)	37,741	2,963,802
Amtrust Financial Services, Inc.	12,348	321,899
Homeowners Choice, Inc.	30,552	612,262
Travelers Companies, Inc.	5,689	368,306
Validus Holdings Ltd. (b)	26,892	901,151
WellPoint, Inc.	5,259	314,856
		5,482,276
Leather and Allied Product Manufacturing - 0.03%
NIKE, Inc.	299	29,111

Machinery Manufacturing - 2.03%
Applied Materials, Inc.	21,678	253,416
Cascade Corp.	601	29,491
Caterpillar, Inc.	1,664	141,989
Coinstar, Inc. (a)	4,672	238,833
Cummins, Inc.	5,390	523,423
Deere & Co.	2,936	220,523
Flowserve Corp.	832	106,213
KLA-Tencor Corp.	9,973	511,714
Oil States International, Inc. (a)	560	43,814
Roper Industries, Inc.	1,856	190,778
		2,260,194
Management of Companies and Enterprises - 0.35%
EchoStar Corp. (a)	14,366	388,026

Merchant Wholesalers, Durable Goods - 2.56%
Anixter International, Inc.	4,305	258,860
Arrow Electronics, Inc. (a)	17,635	639,269
Covidien PLC (b)	11,101	622,211
Dorman Products, Inc. (a)	11,837	348,956
Henry Schein, Inc. (a)	361	27,728
LKQ Corp. (a)	8,610	324,941
Tessco Technologies, Inc.	6,697	126,908
WW Grainger, Inc.	2,478	510,369
		2,859,242
Merchant Wholesalers, Nondurable Goods - 0.33%
Monsanto Co.	328	28,572
Nu Skin Enterprises, Inc.	7,037	291,965
Procter & Gamble Co.	735	49,385
		369,922

Mining (except Oil and Gas) - 0.02%
Cliffs Natural Resources, Inc.	604	21,647

Miscellaneous Manufacturing - 1.90%
3M Co.	314	29,076
Becton Dickinson & Co.	375	28,493
Cooper Companies, Inc.	2,497	209,373
Edwards Lifesciences Corp. (a)	1,293	132,028
Estee Lauder Companies, Inc.	521	31,234
Intuitive Surgical, Inc. (a)	1,826	898,009
NewMarket Corp.	3,080	758,050
WR Grace & Co. (a)	529	30,555
		2,116,818
Miscellaneous Store Retailers - 0.16%
1-800-Flowers.com, Inc. (a)	38,757	139,331
PetSmart, Inc.	606	42,978
		182,309
Motion Picture and Sound Recording Industries - 0.18%
Cinemark Holdings, Inc.	8,730	204,457

Motor Vehicle and Parts Dealers - 0.13%
Advance Auto Parts, Inc.	388	27,595
America's Car-Mart, Inc. (a)	2,000	91,220
AutoZone, Inc. (a)	74	26,761
		145,576
Nonstore Retailers - 1.58%
Amazon.com, Inc. (a)	1,542	382,771
eBay, Inc. (a)	960	45,571
GNC Holdings, Inc.	32,137	1,248,522
Systemax, Inc. (a)	7,574	88,237
		1,765,101
Oil and Gas Extraction - 0.41%
Concho Resources, Inc. (a)	316	28,358
Contango Oil & Gas Co. (a)	6,017	334,125
Halcon Resources Corp. (a)	8,904	68,383
Occidental Petroleum Corp.	327	27,798
		458,664
Other Information Services - 2.28%
BGC Partners, Inc.	10,956	49,412
Google, Inc. (a)	3,643	2,495,782
		2,545,194
Paper Manufacturing - 1.76%
Clearwater Paper Corp. (a)	11,271	425,142
International Paper Co.	5,915	204,422
Kimberly-Clark Corp.	2,178	182,081
Rock-Tenn Co.	8,964	598,527
Schweitzer-Mauduit International, Inc.	17,148	553,537
		1,963,709
Petroleum and Coal Products Manufacturing - 2.64%
Chevron Corp.	16,579	1,859,501
CVR Energy, Inc. (a)	5,556	165,680
Exxon Mobil Corp.	5,053	441,127
HollyFrontier Corp.	10,911	439,604
Western Refining, Inc.	1,189	33,256
		2,939,168
Plastics and Rubber Products Manufacturing - 0.17%
Armstrong World Industries, Inc.	3,296	144,925
Jarden Corp.	961	46,445
		191,370
Primary Metal Manufacturing - 0.16%
Handy & Harman Ltd. (a)	11,465	160,854
Precision Castparts Corp.	169	27,223
		188,077
Professional, Scientific, and Technical Services - 4.36%
Accenture PLC (b)	1,431	88,150
Amgen, Inc.	6,099	511,828
Alliance Data Systems Corp. (a)	3,572	491,685
Biogen Idec, Inc. (a)	1,573	230,586
Booz Allen Hamilton Holdings Corp.	12,866	236,220
CACI International, Inc. (a)	7,703	411,262
Cerner Corp. (a)	540	39,496
IHS, Inc. (a)	398	45,388
Mastercard, Inc.	1,669	705,820
Mistras Group, Inc. (a)	5,028	109,661
priceline.com, Inc. (a)	2,027	1,225,464
SolarWinds, Inc. (a)	4,941	271,162
Teledyne Technologies, Inc. (a)	1,655	106,764
Towers Watson & Co.	4,292	233,141
Wright Express Corp. (a)	2,346	154,461
		4,861,088
Publishing Industries (except Internet) - 6.60%
Adobe Systems, Inc. (a)	2,986	93,372
Catamaran Corp. (a)(b)	6,949	605,605
Ellie Mae, Inc. (a)	41,232	1,062,549
ePlus, Inc. (a)	3,643	124,044
Microsoft Corp.	94,364	2,908,298
News Corp.	48,564	1,135,912
Opnet Technologies, Inc.	1,167	36,434
Oracle Corp.	42,407	1,342,182
TIBCO Software, Inc. (a)	1,539	46,047
		7,354,443
Rail Transportation - 1.10%
CSX Corp.	10,694	240,187
Kansas City Southern	396	30,623
Union Pacific Corp.	7,773	943,954
		1,214,764
Rental and Leasing Services - 0.54%
Aircastle Ltd. (b)	22,939	261,963
Dollar Thrifty Automotive Group, Inc. (a)	1,203	104,853
Textainer Group Holdings Ltd. (a)(b)	6,611	233,501
		600,317
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.73%
BlackRock, Inc.	3,650	643,750
GAMCO Investors, Inc.	3,147	141,930
NASDAQ OMX Group, Inc.	9,402	215,024
Stifel Financial Corp. (a)	609	19,902
Virtus Investment Partners, Inc. (a)	10,641	911,295
		1,931,901
Support Activities for Mining - 0.26%
Atwood Oceanics, Inc. (a)	3,476	160,869
Rowan Companies PLC (a)(b)	3,601	126,683
		287,552
Support Activities for Transportation - 0.02%
Tidewater, Inc.	588	27,889

Telecommunications - 1.21%
Equinix, Inc. (a)	2,213	437,399
j2 Global, Inc.	5,728	168,804
Time Warner Cable, Inc.	509	45,209
Verizon Communications, Inc.	16,335	701,425
		1,352,837
Transportation Equipment Manufacturing - 3.03%
Arctic Cat, Inc. (a)	8,944	386,917
Boeing Co.	558	39,841
BorgWarner, Inc. (a)	473	32,533
Dana Holding Corp.	6,931	94,677
Eaton Corp.	10,134	453,192
HEICO Corp.	731	25,468
Honeywell International, Inc.	491	28,699
Lockheed Martin Corp.	3,124	284,721
Polaris Industries, Inc.	2,858	214,893
TAL International Group, Inc.	4,463	151,787
TransDigm Group, Inc. (a)	6,564	909,902
Triumph Group, Inc.	10,099	600,184
United Technologies Corp.	1,162	92,785
Visteon Corp. (a)	1,047	48,183
		3,363,782
Utilities - 0.02%
ITC Holdings Corp.	387	27,856

Waste Management and Remediation Services - 0.02%
Clean Harbors, Inc. (a)	478	25,998

Water Transportation - 0.18%
Golar LNG Ltd. (b)	720	28,166
Royal Caribbean Cruises Ltd. (b)	6,495	175,495
		203,661
Wholesale Electronic Markets and Agents and Brokers - 0.15%
ScanSource, Inc. (a)	5,456	164,989

TOTAL COMMON STOCKS (Cost $92,826,042)		110,178,061

REAL ESTATE INVESTMENT TRUSTS - 0.97%
HCP, Inc.	925	42,421
LTC Properties, Inc.	8,369	282,370
National Health Investors, Inc.	5,677	296,566
Public Storage	1,379	200,727
Rayonier, Inc.	1,300	63,687
Simon Property Group, Inc.	1,258	199,645
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $932,270)		1,085,416

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.12%
Money Market Fund - 0.12%
Wells Fargo Advantage Government Money Market Fund	131,125	131,125
TOTAL SHORT-TERM INVESTMENTS (Cost $131,125)		131,125

Total Investments (Cost $93,889,437) - 99.81%		111,394,602
Other Assets in Excess of Liabilities - 0.19%		211,755
TOTAL NET ASSETS - 100.00%		$111,606,357

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Cost of investments	$93,889,437
Gross unrealized appreciation	$19,321,313
Gross unrealized depreciation	$(1,816,148)
Net unrealized appreciation	$17,505,165

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$110,178,061	-	-	$110,178,061
Real Estate Investment Trusts	1,085,416	-	-	1,085,416
Total Equity	$111,263,477			111,263,477
Short-Term Investments	131,125	-	-	131,125
Total Investments in Securities	$111,394,602	$-	$-	$111,394,602

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2012.
The Fund held no Level 3 securities throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2012.

Gerstein Fisher Multi-Factor International Growth Equity Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.60%
Australia - 7.39%
ALS Ltd.	161,415	1,385,412
APA Group	63,227	315,699
BHP Billiton Ltd.	1,334	44,172
CSL Ltd.	4,836	222,573
Iluka Resources Ltd.	44,568	427,519
Incitec Pivot Ltd.	13,470	40,749
Newcrest Mining Ltd.	1,803	46,672
Orica Ltd.	6,960	174,856
QR National Ltd.	72,984	264,909
Ramsay Health Care Ltd.	11,963	308,298
Rio Tinto Ltd.	790	40,572
Santos Ltd.	3,942	45,988
Suncorp Group Ltd.	24,535	233,938
Sydney Airport	14,790	49,838
Wesfarmers Ltd.	9,388	336,108
Woolworths Ltd.	4,843	148,542
		4,085,845
Austria - 1.15%
Andritz AG	12,315	634,298

Belgium - 5.02%
Anheuser-Busch InBev NV	24,751	2,082,358
Telenet Group Holding NV	3,250	126,257
UCB SA	3,962	194,133
Umicore SA	7,878	373,275
		2,776,023
Bermuda - 1.19%
Seadrill Ltd.	16,093	660,525

Cayman Islands - 0.70%
Sands China Ltd.	96,580	342,629
Wynn Macau Ltd.	19,981	46,018
		388,647
Denmark - 5.29%
Carlsberg A/S	2,668	230,695
Coloplast A/S	3,713	740,618
Danske Bank A/S (a)	3,066	53,104
Novo Nordisk A/S	10,645	1,672,413
Novozymes A/S	1,814	50,218
TDC A/S	6,470	43,016
Tryg A/S	776	48,234
William Demant Holding A/S (a)	988	85,115
		2,923,413
Finland - 0.86%
Neste Oil OYJ	4,196	48,250
Nokian Renkaat OYJ	3,926	154,089
Pohjola Bank PLC	20,210	227,402
Wartsila OYJ Abp	1,494	47,989
		477,730
France - 8.94%
Air Liquide SA	394	46,308
Arkema SA	572	48,627
AtoS	2,143	125,325
Casino Guichard Perrachon SA	2,332	206,704
Christian Dior SA	872	124,252
Cie de St-Gobain	1,467	50,242
Cie Generale d'Optique Essilor International SA	1,617	141,022
Danone SA	4,744	295,362
Dassault Systemes SA	1,467	142,230
Imerys SA	886	43,709
Legrand SA	1,384	47,751
L'Oreal SA	1,103	135,466
LVMH Moet Hennessy Louis Vuitton SA	2,569	418,583
Pernod-Ricard SA	2,332	250,997
Remy Cointreau SA	413	47,134
Safran SA	4,377	153,028
Schneider Electric SA	751	47,307
Societe BIC SA	2,222	239,018
Societe Television Francaise 1	8,458	78,901
Sodexo	1,380	109,026
Technip SA	2,194	230,553
Wendel SA	620	46,592
Zodiac Aerospace	20,098	1,913,437
		4,941,574
Germany - 10.88%
Adidas AG	2,094	163,823
BASF SE	9,880	766,835
Bayerische Motoren Werk AG	23,892	1,727,785
Continental AG (a)	4,446	441,114
Fresenius SE & Co. KGaA	1,374	146,445
GEA Group AG	1,632	43,008
Henkel AG & Co. KGaA	5,783	358,719
Hugo Boss AG	2,033	187,763
Lanxess AG	5,095	385,862
Linde AG	1,044	164,318
MAN SE	840	77,378
Porsche Automobil Holding SE	866	44,670
SAP AG	701	46,057
Siemens AG	522	49,272
Suedzucker AG	5,676	190,131
Volkswagen AG - Ordinary Shares	5,906	959,743
Volkswagen AG - Preferred Shares	1,531	269,642
		6,022,565
Hong Kong - 4.67%
AIA Group Ltd.	113,519	391,609
ASM Pacific Technology Ltd.	7,899	88,201
Bank of East Asia Ltd.	12,679	46,286
Cheung Kong Infrastructure Holdings Ltd.	45,399	274,726
First Pacific Company Ltd.	301,461	324,325
Galaxy Entertainment Group Ltd. (a)	354,813	1,011,952
Hong Kong & China Gas Co. Ltd.	19,309	45,528
Li & Fung Ltd.	23,053	37,546
SJM Holdings Ltd.	108,670	229,931
Sun Hung Kai Properties Ltd.	3,548	46,183
Swire Pacific Ltd.	7,013	83,054
		2,579,341
Ireland - 3.71%
Elan Corp. PLC (a)	94,510	1,075,223
James Hardie Industries SE	20,675	180,128
Kerry Group PLC	7,881	377,509
Kerry Group PLC	5,562	336,208
Ryanair Holdings PLC - ADR (a)	2,615	81,170
		2,050,238
Israel - 0.23%
Mizrahi Tefahot Bank Ltd. (a)	10,929	85,012
Teva Pharmaceutical Industries Ltd.	1,080	42,811
		127,823
Italy - 0.93%
Assicurazioni Generali SpA	3,522	50,114
Exor SpA	1,975	47,071
Fiat Industrial SpA	4,532	45,519
Pirelli & Co. SpA	29,502	323,930
Saipem SpA	961	45,508
		512,142
Japan - 8.21%
Bridgestone Corp.	1,970	45,949
Daihatsu Motor Co. Ltd.	9,944	163,176
Daito Trust Construction Co. Ltd.	1,589	155,587
FANUC Corp.	551	90,536
Fast Retailing Co. Ltd.	237	55,477
Gree, Inc.	5,780	96,350
IHI Corporation	21,612	46,617
Isuzu Motors Ltd.	9,715	49,829
ITOCHU Corp.	64,779	660,717
Itochu Techno-Solutions Corp.	4,497	246,684
Iyo Bank Ltd.	5,761	46,859
Japan Tobacco, Inc.	6,557	198,816
KDDI Corp.	17	121,953
Koito Manufacturing Co. Ltd.	5,796	72,533
Komatsu Ltd.	2,960	58,716
Konami Corp.	2,076	47,961
Lawson, Inc.	3,468	265,929
Medipal Holdings Corp.	3,500	50,268
Namco Bandai Holdings, Inc.	3,149	49,932
Nexon Co. Ltd.	62,847	908,534
NHK Spring Co Ltd.	8,759	86,759
Nikon Corp.	1,783	49,494
Nishi-Nippon City Bank Ltd.	20,113	43,106
Oji Holdings Corp.	13,645	42,869
Otsuka Holdings Co. Ltd.	5,304	162,094
Sanrio Co Ltd.	1,412	48,805
Seven Bank Ltd.	56,240	155,477
Shikoku Electric Power Co., Inc.	6,893	83,926
Sumitomo Rubber Industries Ltd.	20,959	256,922
Suruga Bank Ltd.	4,137	47,764
Tosoh Corp.	18,508	39,175
USS Co. Ltd.	458	49,386
Yamada Denki Co. Ltd.	873	42,145
		4,540,345
Jersey - 0.50%
Resolution Ltd.	13,756	47,236
Wolseley PLC	5,682	229,190
		276,426
Luxembourg - 0.16%
Millicom International Cellular SA (a)	489	42,069
Tenaris SA	2,302	47,848
		89,917
Netherlands - 6.48%
ASML Holding NV	11,913	676,016
DE Master Blenders (a)	79,741	939,192
European Aeronautic Defence and Space Co. NV	11,781	448,387
Gemalto NV	649	51,351
Heineken Holding NV	1,814	84,018
Koninklijke Ahold NV	3,672	45,413
Koninklijke Boskalis Westminster NV	1,361	46,053
Koninklijke Vopak NV	5,466	350,730
SBM Offshore NV (a)	3,617	51,196
Unilever NV	25,525	890,191
		3,582,547
New Zealand - 0.77%
Telecom Corp of New Zealand Ltd.	214,724	425,047

Norway - 0.17%
Telenor ASA	2,599	47,517
Yara International ASA	948	46,350
		93,867
Portugal - 0.09%
Jeronimo Martins SGPS SA (a)	2,893	48,372

Singapore - 1.75%
Fraser & Neave Ltd.	6,790	44,755
Golden Agri-Resources Ltd.	76,855	43,888
Jardine Cycle & Carriage Ltd.	1,182	43,960
Keppel Corp. Ltd.	36,441	327,632
Singapore Telecommunications Ltd.	35,685	97,110
StarHub Ltd.	72,695	210,840
Yangzijiang Shipbuilding Holdings Ltd.	251,928	199,646
		967,831
Spain - 2.40%
Distribuidora Internacional de Alimentacion SA	39,145	207,613
Enagas SA	2,557	47,436
Ferrovial SA	4,173	49,185
Grifols SA (a)	20,083	565,198
Iberdrola SA	12,411	49,154
Inditex SA	3,208	356,272
Repsol SA	2,769	50,852
		1,325,710
Sweden - 6.92%
Assa Abloy AB	6,380	194,768
Atlas Copco AB- Class A	2,175	48,560
Atlas Copco AB - Class B	16,057	317,373
Getinge AB	1,576	46,912
Hennes & Mauritz AB	7,876	284,544
Holmen AB	14,364	370,676
Industrivarden AB	9,626	129,116
Investment AB Kinnevik	23,493	475,057
Lundin Petroleum AB (a)	2,096	47,216
SKF AB	2,146	44,558
Swedbank AB (a)	34,118	595,875
Swedish Match AB	22,445	932,093
Tele2 AB	2,658	46,730
Telefomaktiebolaget LM Ericsson	4,712	43,994
Volvo AB	19,496	246,501
		3,823,973
Switzerland - 9.62%
ABB Ltd.	2,544	44,132
Aryzta AG	5,127	251,914
Barry Callebaut AG	237	224,145
Cie Financiere Richemont SA	6,057	370,555
Julius Baer Group Ltd.	1,242	40,727
Lindt & Spruengli AG	50	155,736
Lonza Group AG	984	45,499
Nestle SA	10,678	663,356
Pargesa Holdings SA	737	46,794
Partners Group Holding AG	990	190,511
Roche Holdings AG	5,345	971,687
Sulzer AG	895	120,789
Swatch Group AG	2,241	157,903
Swiss Re AG	28,143	1,761,246
Syngenta AG	681	229,923
UBS AG	4,223	47,118
		5,322,035
United Kingdom - 9.57%
Aberdeen Asset Management PLC	12,038	53,304
Aggreko PLC	6,940	259,783
Anglo American PLC	1,486	41,267
ARM Holdings PLC	5,063	46,011
Babcock International Group PLC	15,852	235,525
BHP Billiton PLC	1,508	44,134
British American Tobacco PLC	4,973	260,631
BT Group PLC	129,769	448,259
Bunzl PLC	22,401	399,761
Burberry Group PLC	4,911	105,576
Croda International PLC	1,332	49,784
Fresnillo PLC	2,745	68,012
GKN PLC	64,767	219,609
GlaxoSmithKline PLC	5,145	116,618
Imperial Tobacco Group PLC	5,486	214,037
Intertek Group PLC	1,145	51,177
ITV PLC	40,345	53,297
Kingfisher PLC	41,588	182,106
London Stock Exchange Group PLC	6,424	101,251
Meggitt PLC	7,310	45,831
Melrose PLC	407,678	1,532,112
Next PLC	4,336	246,050
Rio Tinto PLC	950	41,476
Rolls-Royce Holdings PLC - Ordinary Shares (a)	16,977	221,174
Schroders PLC	2,759	62,235
Tate & Lyle PLC	5,079	52,925
TESCO PLC	8,952	47,808
Weir Group PLC	1,688	43,730
WM Morrison Supermarkets PLC	10,266	45,598
		5,289,081
TOTAL COMMON STOCKS (Cost $53,392,824)		53,965,315

REAL ESTATE INVESTMENT TRUSTS - 0.82%
Australia - 0.09%
Centro Retail Australia	23,325	51,628
France - 0.08%
Unibail-Rodamco SE	228	46,372
Hong Kong - 0.57%
The Link REIT	69,360	309,840
Japan - 0.08%
Japan Retail Fund Investment Corp.	26	44,517
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $393,360)		452,357

CORPORATE NOTES - 0.34%
United Kingdom - 0.34%
Electrabel SA
0.250%, 06/29/2015	117,508	186,586
TOTAL CORPORATE NOTES (Cost $184,417)		186,586

EXCHANGE TRADED FUNDS - 0.80%
United States - 0.80%
iShares MSCI EAFE Index Fund	8,600	443,760
TOTAL EXCHANGE TRADED FUNDS (Cost $447,718)		443,760

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.35%
United States - 0.35%
STIT-Treasury Portfolio Money Market Fund	192,491	192,491
TOTAL SHORT-TERM INVESTMENTS (Cost $192,491)		192,491

Total Investments (Cost $54,610,810) - 99.91%		55,240,509
Other Assets in Excess of Liabilities - 0.09%		47,950
TOTAL NET ASSETS - 100.00%		$55,288,459

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Cost of investments	$54,610,810
Gross unrealized appreciation	3,159,897
Gross unrealized depreciation	(2,530,198)
Net unrealized appreciation	$629,699

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
This Fund is currently in the first year of operations. In the future, for federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$1,020,361	$52,944,954	$-	53,965,315
Real Estate Investment Trusts	-	452,357	-	452,357
Corporate Bonds	-	186,586	-	186,586
Exchange Traded Funds	443,760	-	-	443,760
Total Equity	$1,464,121	$53,583,897	$-	55,048,018
Short-Term Investments	192,491	-	-	192,491
Total Investments in Securities	$1,656,612	$53,583,897	$-	$55,240,509

* For further breakdown of common stock by country, please refer to the Schedule of Investments.

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2012.

The Fund held no Level 3 securities throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          10/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph Neuberger
                                                   Joseph Neuberger, President

Date          10/23/2012

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel, Treasurer

Date          10/23/2012
* Print the name and title of each signing officer under his or her signature.